Summary of Significant Accounting Policies - Additional Information 1 (Detail)		12 Months Ended
	Jul. 29, 2016	Dec. 31, 2013 USD ($) shares	Dec. 31, 2015 USD ($)
Operations And Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts			$ 0
Proceeds from sale of Stone Energy Corporation common stock available for sale		$ 13,392,000
Subsequent Event
Operations And Summary Of Significant Accounting Policies [Line Items]
Reverse share split	0.2
Reverse share split description	a one-for-five (1: 5) reverse split
Stone Energy Corporation | Common Stock
Operations And Summary Of Significant Accounting Policies [Line Items]
Proceeds from sale of Stone Energy Corporation common stock available for sale		$ 13,400,000
Shares of Stone Energy Corporation common stock sold by Company | shares		600,000
Realized gain on available-for-sale securities before income tax		$ 7,900,000